INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 184,271	$ 215,989
Restricted cash	3,309	1,139
Trade and other receivables, net	365,766	340,201
Gas in storage	8,820	2,993
Fair value of derivative financial assets	215,769	25,026
Income taxes recoverable	10,229	8,238
Other current assets	148,826	163,405
Total current assets	936,990	756,991
Non-current assets
Investments	32,889	32,889
Property and equipment, net	16,125	17,827
Intangible assets, net	68,147	70,723
Goodwill	163,447	163,770
Fair value of derivative financial assets	54,986	10,600
Deferred income tax assets	3,599	3,744
Other non-current assets	35,095	35,262
Total non-current assets	374,288	334,815
TOTAL ASSETS	1,311,278	1,091,806
Current liabilities
Trade and other payables	945,977	921,595
Deferred revenue	2,876	1,408
Income taxes payable	3,750	4,126
Fair value of derivative financial liabilities	9,888	13,977
Provisions	7,895	6,786
Current portion of long-term debt	622,227	654,180
Total current liabilities	1,592,613	1,602,072
Non-current liabilities
Long-term debt	959	1,560
Fair value of derivative financial liabilities	9,450	61,169
Deferred income tax liabilities	2,773	2,749
Other non-current liabilities	17,020	19,078
Total non-current liabilities	30,202	84,556
TOTAL LIABILITIES	1,622,815	1,686,628
SHAREHOLDERS' DEFICIT
Shareholders' capital	1,537,863	1,537,863
Contributed deficit	(11,024)	(11,634)
Accumulated deficit	(1,936,366)	(2,211,728)
Accumulated other comprehensive income	98,381	91,069
Non-controlling interest	(391)	(392)
TOTAL SHAREHOLDERS' DEFICIT	(311,537)	(594,822)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,311,278	$ 1,091,806